CONVERTIBLE REDEEMABLE PREFERRED SHARES - Series B (Details)	1 Months Ended		6 Months Ended	12 Months Ended
	Feb. 28, 2021 USD ($) shares	Jan. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2022 CNY (¥) shares	Mar. 31, 2021 CNY (¥) shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Principal amount of Convertible Notes together with the accrued interest converted | $		$ 20,389,315
Number of shares issued upon conversion of notes		18,393,610
Proceeds from issuance of mezzanine equity | ¥				¥ 729,412,999
Series B redeemable convertible preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Principal amount of Convertible Notes together with the accrued interest converted | $		$ 20,389,315
Number of shares issued upon conversion of notes		18,393,610
Conversion price per share | $ / shares		$ 1.1085
Shares subscribed for call option under convertible notes		9,660,324		9,660,324
Price per share | $ / shares		$ 2.0703
Proceeds from issuance of mezzanine equity | $	$ 3,000,000	$ 88,000,000
Number of shares issued during period	1,231,679	36,129,245	0	37,360,924
Accretion to redemption value | ¥			¥ 35,435,288